UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04052

Legg Mason Partners Money Market Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: February 28, 2021

ITEM	1. REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	February 28, 2021

WESTERN ASSET

NEW YORK TAX FREE

MONEY MARKET FUND

The Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from the Fund or from your Service Agent or financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your Service Agent or, if you are a direct shareholder with the Fund, by calling 1-877-721-1926.

You may elect to receive all future reports in paper free of charge. If you invest through a Service Agent, you can contact your Service Agent to request that you continue to receive paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account at that Service Agent. If you are a direct shareholder with the Fund, you can call the Fund at 1-877-721-1926, or write to the Fund by regular mail at Legg Mason Funds, P.O. Box 9699, Providence, RI 02940-9699 or by express, certified or registered mail to Legg Mason Funds, 4400 Computer Drive, Westborough, MA 01581 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account held directly with the fund complex.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objectives

The Fund’s investment objectives are to provide shareholders with high levels of current income exempt from federal, New York state and New York City personal income taxes*, preservation of capital and liquidity.

*

A portion of the income may be subject to the federal alternative minimum tax (“AMT”), and state and local taxes may apply. Capital gains, if any, are fully taxable. Consult your personal tax adviser or legal adviser

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset New York Tax Free Money Market Fund for the six-month reporting period ended February 28, 2021. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

March 31, 2021

II	Western Asset New York Tax Free Money Market Fund

Performance review

As of February 28, 2021, the seven-day current yield for Class N shares of Western Asset New York Tax Free Money Market Fund was 0.01% and the seven-day effective yield, which reflects compounding, was also 0.01%.1

Certain investors may be subject to the federal alternative minimum tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

Western Asset New York Tax Free Money Market Fund Yields as of February 28, 2021 (unaudited)
	Seven-Day Current Yield[1]	Seven-Day Effective Yield[1]
Class N	0.01%	0.01%
Class A	0.01%	0.01%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Yields will fluctuate. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/moneymarketfunds.

Absent fee waivers and/or expense reimbursements, the seven-day current yield and the seven-day effective yield for Class N shares would have been -1.02%; and the seven-day current yield and the seven-day effective yield for Class A shares would have been -0.64%.

The manager has voluntarily undertaken to limit fund expenses. Such expense limitations may fluctuate daily and are voluntary and temporary and may be terminated by the manager at any time without notice.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

1

The seven-day current yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

Western Asset New York Tax Free Money Market Fund	III

Performance review (cont’d)

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

March 31, 2021

RISKS: You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. If one or more money market funds were to incur a sizeable loss or impose fees on redemptions or suspend redemptions, there could be significant redemptions from money market funds in general, potentially driving the market prices of money market instruments down and adversely affecting market liquidity. Municipal securities purchased by the Fund may be adversely affected by changes in the financial condition of municipal issuers and insurers, regulatory and political developments, uncertainties and public perceptions, and other factors. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results.

IV	Western Asset New York Tax Free Money Market Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of February 28, 2021 and August 31, 2020. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Western Asset New York Tax Free Money Market Fund 2021 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on September 1, 2020 and held for the six months ended February 28, 2021.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class N	0.01%	$1,000.00	$1,000.10	0.08%	$0.40	Class N	5.00%	$1,000.00	$1,024.40	0.08%	$0.40
Class A	0.01	1,000.00	1,000.10	0.08	0.40	Class A	5.00	1,000.00	1,024.40	0.08	0.40

2	Western Asset New York Tax Free Money Market Fund 2021 Semi-Annual Report

[1]	For the six months ended February 28, 2021.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Western Asset New York Tax Free Money Market Fund 2021 Semi-Annual Report	3

Schedule of investments (unaudited)

February 28, 2021

Western Asset New York Tax Free Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value
Short-Term Investments — 99.9%
Municipal Bonds — 99.9%
Education — 12.8%
Amherst, NY, Development Corp., Student Housing Facility Revenue, UBF Facility Student Housing Corp., Series B, Refunding, LOC - HSBC Bank USA N.A.	0.090%	10/1/35	$1,575,000	$1,575,000	(a)(b)
Nassau County, NY, Industrial Development Agency Revenue, Cold Spring Harbor Laboratory, Refunding, SPA - TD Bank N.A.	0.010%	1/1/34	300,000	300,000	(a)(b)
New York State Dormitory Authority Revenue:
City University, Series D, LOC - TD Bank N.A.	0.030%	7/1/31	3,475,000	3,475,000	(a)(b)
Cornell University, Series A, SPA - Bank of
New York Mellon	0.010%	7/1/33	1,625,000	1,625,000	(a)(b)
Cornell University, Series B, SPA - Bank of New York Mellon	0.010%	7/1/33	1,610,000	1,610,000	(a)(b)
Non-State Supported Debt, Columbia University, Series A	0.010%	9/1/39	3,275,000	3,275,000	(a)(b)
Non-State Supported Debt, Rockefeller University, Series A, SPA - JPMorgan Chase & Co.	0.020%	7/1/39	400,000	400,000	(a)(b)
Non-State Supported Debt, Rockefeller University, Series A2, SPA - JPMorgan Chase & Co.	0.030%	7/1/32	1,800,000	1,800,000	(a)(b)
Non-State Supported Debt, St. John’s University, Series B-1, LOC - Bank of America N.A.	0.030%	7/1/34	1,640,000	1,640,000	(a)(b)
Total Education				15,700,000
General Obligations — 4.3%
Middletown City, NY, GO, BAN	1.500%	8/26/21	500,000	503,038
Nassau County, NY, GO, RAN, Series C	4.000%	3/15/21	500,000	500,712
New York City, NY, GO:
Series D-5, LOC - PNC Bank N.A.	0.050%	8/1/41	1,150,000	1,150,000	(a)(b)
Subseries G-6, LOC - Mizuho Bank Ltd.	0.010%	4/1/42	2,285,000	2,285,000	(a)(b)
Subseries G-7, LOC - Bank of Tokyo-Mitsubishi UFJ	0.010%	4/1/42	850,000	850,000	(a)(b)
Total General Obligations				5,288,750
Health Care — 12.6%
Franklin County, NY, Civic Development Corp. Revenue, Alice Hyde Medical Center, LOC - HSBC Bank USA N.A.	0.050%	10/1/38	775,000	775,000	(a)(b)

See Notes to Financial Statements.

4	Western Asset New York Tax Free Money Market Fund 2021 Semi-Annual Report

Western Asset New York Tax Free Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value
Health Care — continued
New York City, NY, Health & Hospital Corp. Revenue:
Health System, Series D, LOC - JPMorgan Chase & Co.	0.030%	2/15/26	$2,270,000	$2,270,000	(a)(b)
Health System, Series E, LOC - JPMorgan Chase & Co.	0.030%	2/15/26	850,000	850,000	(a)(b)
New York City, NY, IDA Revenue, Civic Facility Revenue, Jewish Board of Family and Children’s Services Inc., LOC - TD Bank N.A.	0.030%	7/1/25	2,400,000	2,400,000	(a)(b)
New York State Dormitory Authority Revenue:
Mental Health Services, Subseries D-2E, LOC - Royal Bank of Canada	0.030%	2/15/31	985,000	985,000	(a)(b)
Mental Health Services, Subseries D-2H, LOC - Royal Bank of Canada	0.030%	2/15/31	765,000	765,000	(a)(b)
Non-State Supported Debt, Northern Westchester Association, LOC - TD Bank N.A.	0.030%	11/1/34	1,290,000	1,290,000	(a)(b)
Niagara, NY, Area Development Corp. Revenue, Niagara Falls Memorial Medical Center, LOC - HSBC Bank USA N.A.	0.050%	11/1/36	4,605,000	4,605,000	(a)(b)
Westchester County, NY, IDA, Civic Facility Revenue, Northern Westchester Hospital, LOC - TD Bank N.A.	0.030%	11/1/24	1,525,000	1,525,000	(a)(b)
Total Health Care				15,465,000
Housing: Multi-Family — 27.8%
New York City, NY, HDC Revenue:
2 Gold Street, Series A, LIQ - FNMA, LOC - FNMA	0.020%	4/15/36	900,000	900,000	(a)(b)
Royal Charter Properties-East, Inc., Series A, SPA - FNMA, LOC - FNMA	0.030%	4/15/35	500,000	500,000	(a)(b)
Sierra Development, Series A, LOC - FNMA	0.070%	3/15/33	1,200,000	1,200,000	(a)(b)(c)
New York City, NY, HDC, MFH Revenue:
Beacon Mews Development, Series A, LOC - Citibank N.A.	0.050%	4/1/39	1,300,000	1,300,000	(a)(b)(c)
Sustainable Neighborhood, Series C-4, SPA - Wells Fargo Bank N.A.	0.040%	5/1/57	5,180,000	5,180,000	(a)(b)
New York City, NY, HDC, Multi-Family Mortgage Revenue:
Pearl Street Development, Series A, LIQ - FNMA, LOC - FNMA	0.020%	10/15/41	840,000	840,000	(a)(b)
The Dorado Apartments, Series A, LOC - Citibank N.A.	0.070%	6/1/40	1,300,000	1,300,000	(a)(b)(c)

See Notes to Financial Statements.

Western Asset New York Tax Free Money Market Fund 2021 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

February 28, 2021

Western Asset New York Tax Free Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value
Housing: Multi-Family — continued
New York State HFA Revenue:
10 Liberty, Series A, LIQ - FHLMC, LOC - FHLMC	0.030%	5/1/35	$2,065,000	$2,065,000	(a)(b)
42nd & 10th Housing, 2008 Series A, LIQ - FHLMC	0.030%	11/1/41	2,600,000	2,600,000	(a)(b)
42nd & 10th Housing, 2010 Series A, LIQ - FHLMC, LOC - FHLMC	0.030%	11/1/41	2,200,000	2,200,000	(a)(b)
42nd & 10th Housing, Series A, LIQ - FHLMC	0.040%	11/1/41	900,000	900,000	(a)(b)(c)
55 West 25th Street Housing, Series A, LOC - FNMA	0.070%	11/15/38	4,000,000	4,000,000	(a)(b)(c)
160 Madison Avenue, Series A, LOC - Landesbank Hessen-Thueringen	0.010%	11/1/46	4,975,000	4,975,000	(a)(b)
250 West 93rd Street, Series A, LOC - Landesbank Hessen-Thueringen	0.070%	11/1/38	2,500,000	2,500,000	(a)(b)(c)
350 West 43rd Street Housing, Series A, LOC - Landesbank Hessen-Thueringen	0.020%	11/1/34	1,500,000	1,500,000	(a)(b)(c)
363 West 30th Street, Series A, LIQ - FHLMC, LOC - FHLMC	0.070%	11/1/32	300,000	300,000	(a)(b)(c)
455 West 37th Street Housing, Series A, LOC - Landesbank Hessen-Thueringen	0.020%	5/1/41	1,405,000	1,405,000	(a)(b)(c)
Weyant Green Apartments, Series A, LIQ - FNMA, LOC - FNMA	0.050%	5/15/37	600,000	600,000	(a)(b)(c)
Total Housing: Multi-Family				34,265,000
Housing: Single-Family — 1.7%
State of New York Mortgage Agency Homeowner Mortgage Revenue, Series 129, SPA - Royal Bank of Canada	0.070%	10/1/35	2,100,000	2,100,000	(a)(b)(c)
Industrial Revenue — 0.1%
New York City, NY, IDA Revenue, PS PIBBS Inc., LOC - JPMorgan Chase & Co.	0.480%	6/1/21	160,000	160,000	(a)(b)(c)
Other — 8.4%
Battery Park City Authority Revenue, NY, Subseries D-2, Refunding, SPA - TD Bank N.A.	0.030%	11/1/38	1,200,000	1,200,000	(a)(b)
Build NYC Resource Corp. Revenue, Asia SOC Project V, Refunding, LOC - TD Bank N.A.	0.030%	4/1/45	175,000	175,000	(a)(b)
Ithaca, NY, GO, BAN, Refunding	1.500%	2/18/22	500,000	506,536
New York City, NY, TFA Revenue Future Tax Secured:
Series A, Refunding, SPA - TD Bank N.A.	0.010%	11/1/29	750,000	750,000	(a)(b)
Subseries A-3, SPA - Mizuho Bank Ltd.	0.020%	8/1/43	805,000	805,000	(a)(b)
Subseries D-3, SPA - Mizuho Bank Ltd.	0.020%	2/1/44	3,100,000	3,100,000	(a)(b)

See Notes to Financial Statements.

6	Western Asset New York Tax Free Money Market Fund 2021 Semi-Annual Report

Western Asset New York Tax Free Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value
Other — continued
New York State HFA Revenue:
Refunding, Series L, LOC - Bank of America N.A.	0.040%	9/15/21	$530,000	$530,000	(a)(b)
Refunding, Series M-1, LOC - Bank of America N.A.	0.040%	9/15/21	610,000	610,000	(a)(b)
New York State Urban Development Corp. Revenue, Refunding, SVC Contract, Series A-1, LOC - Wells Fargo Bank N.A.	0.020%	1/1/30	1,565,000	1,565,000	(a)(b)
Rockland County, NY, GO, TAN	2.000%	4/1/21	650,000	650,871
Westchester County, NY, GO, TAN, Series B	2.000%	10/18/21	500,000	505,896
Total Other				10,398,303
Power — 4.7%
New York State Energy Research & Development Authority Facilities Revenue:
Consolidated Edison Co. of New York Inc. Project, Subseries A-2, LOC - Bank of Nova Scotia	0.040%	6/1/36	3,000,000	3,000,000	(a)(b)(c)
Consolidated Edison Co. of New York Inc. Project, Subseries C-2, LOC - Mizuho Bank Ltd.	0.060%	11/1/39	1,200,000	1,200,000	(a)(b)(c)
Consolidated Edison Co. of New York Inc. Project, Subseries C-3, LOC - Mizuho Bank Ltd.	0.050%	11/1/39	1,600,000	1,600,000	(a)(b)(c)
Total Power				5,800,000
Public Facilities — 10.3%
New York City, NY, Trust for Cultural Resources Revenue:
American Museum of Natural History, Series B3, Refunding, SPA - Wells Fargo Bank N.A.	0.030%	4/1/29	4,200,000	4,200,000	(a)(b)
Metropolitan Museum of Art, Series A1	0.030%	10/1/36	3,260,000	3,260,000	(a)(b)
Metropolitan Museum of Art, Series A2	0.030%	10/1/36	2,775,000	2,775,000	(a)(b)
The New York Botanical Garden, Series A, Refunding, LOC - JPMorgan Chase & Co.	0.030%	7/1/32	2,440,000	2,440,000	(a)(b)
Total Public Facilities				12,675,000
Special Tax Obligation — 0.9%
MTA, NY, Transportation Revenue, Refunding, Subseries A-2B, LOC - PNC Bank N.A.	0.050%	11/1/31	115,000	115,000	(a)(b)
New York State Dormitory Authority Revenue, Subordinated, TRAN, Series B	5.000%	3/31/21	1,000,000	1,003,653
Total Special Tax Obligation				1,118,653

See Notes to Financial Statements.

Western Asset New York Tax Free Money Market Fund 2021 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

February 28, 2021

Western Asset New York Tax Free Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value
Tax Allocation — 2.2%
New York State Urban Development Corp. Revenue, State Facilities, Series A3A, SPA - JPMorgan Chase & Co.	0.030%	3/15/33	$2,700,000	$2,700,000	(a)(b)
Transportation — 9.5%
MTA, NY, Transportation Revenue:
Subseries D-2, LOC - Landesbank Hessen-Thueringen	0.020%	11/1/35	100,000	100,000	(a)(b)
Subseries E-1, LOC - U.S. Bank N.A.	0.010%	11/15/50	5,715,000	5,715,000	(a)(b)
Triborough Bridge & Tunnel Authority, NY, Revenue:
General-MTA Bridges & Tunnels, Series C, Refunding, LOC - State Street Bank & Trust Co.	0.010%	1/1/32	1,100,000	1,100,000	(a)(b)
Series F, Refunding, LOC - Citibank N.A.	0.020%	11/1/32	200,000	200,000	(a)(b)
Subseries B-3, Refunding, LOC - State Street Bank & Trust Co.	0.010%	1/1/32	4,580,000	4,580,000	(a)(b)
Total Transportation				11,695,000
Water&Sewer — 4.6%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2008, Series BB-5, Refunding, SPA - Bank of America N.A.	0.010%	6/15/33	550,000	550,000	(a)(b)
Second General Resolution Fiscal 2009, Series BB-2, Refunding, SPA - Landesbank Hessen- Thueringen	0.010%	6/15/39	100,000	100,000	(a)(b)
Second General Resolution Fiscal 2009, Subseries BB-1, Refunding, SPA - Landesbank Hessen-Thueringen	0.020%	6/15/39	200,000	200,000	(a)(b)
Second General Resolution Fiscal 2014, Series AA-5, Refunding, SPA - Mizuho Bank Ltd.	0.010%	6/15/48	175,000	175,000	(a)(b)
Second General Resolution Fiscal 2014, Series AA6, Refunding, SPA - Mizuho Bank Ltd.	0.010%	6/15/48	600,000	600,000	(a)(b)
Second General Resolution Fiscal 2016, Series AA-1, Refunding, SPA - Bank of America N.A.	0.010%	6/15/48	2,255,000	2,255,000	(a)(b)
Second General Resolution Fiscal 2016, Series AA-2, Refunding, SPA - PNC Bank N.A.	0.050%	6/15/48	1,800,000	1,800,000	(a)(b)
Total Water & Sewer				5,680,000
Total Investments — 99.9% (Cost — $123,045,706#)				123,045,706
Other Assets in Excess of Liabilities — 0.1%				62,149
Total Net Assets — 100.0%				$123,107,855

See Notes to Financial Statements.

8	Western Asset New York Tax Free Money Market Fund 2021 Semi-Annual Report

Western Asset New York Tax Free Money Market Fund

(a)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(b)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation(s) used in this schedule:

BAN	— Bond Anticipation Notes

BAN	— Bond Anticipation Notes

FHLMC	— Federal Home Loan Mortgage Corporation

FNMA	— Federal National Mortgage Association

GO	— General Obligation

HDC	— Housing Development Corporation

HFA	— Housing Finance Agency

IDA	— Industrial Development Authority

LIQ	— Liquidity Facility

LOC	— Letter of Credit

MFH	— Multi-Family Housing

MTA	— Metropolitan Transportation Authority

RAN	— Revenue Anticipation Notes

SPA	— Standby Bond Purchase Agreement — Insured Bonds

TAN	— Tax Anticipation Notes

TFA	— Transitional Finance Authority

TRAN	— Tax & Revenue Anticipation Notes

See Notes to Financial Statements.

Western Asset New York Tax Free Money Market Fund 2021 Semi-Annual Report	9

Statement of assets and liabilities (unaudited)

February 28, 2021

Assets:
Investments, at value	$123,045,706
Cash	9,033
Interest receivable	63,732
Receivable from investment manager	12,102
Prepaid expenses	18,491
Total Assets	123,149,064

Liabilities:
Audit and tax fees payable	15,142
Fund accounting fees payable	14,377
Transfer agent fees payable	5,702
Shareholder reports payable	3,636
Distributions payable	932
Trustees’ fees payable	410
Accrued expenses	1,010
Total Liabilities	41,209
Total Net Assets	$123,107,855

Net Assets:
Par value (Note 6)	$1,231
Paid-in capital in excess of par value	123,136,225
Total distributable earnings (loss)	(29,601)
Total Net Assets	$123,107,855

Net Assets:
Class N	$14,338,046
Class A	$108,769,809

Shares Outstanding:
Class N	14,330,972
Class A	108,735,432

Net Asset Value:
Class N	$1.00
Class A	$1.00

See Notes to Financial Statements.

10	Western Asset New York Tax Free Money Market Fund 2021 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended February 28, 2021

Investment Income:
Interest	$53,772

Expenses:
Investment management fee (Note 2)	263,716
Service and/or distribution fees (Notes 2 and 4)	69,432
Fund accounting fees	29,004
Registration fees	21,803
Transfer agent fees (Note 4)	16,468
Audit and tax fees	15,142
Shareholder reports	5,340
Legal fees	4,536
Custody fees	1,278
Insurance	1,140
Trustees’ fees	1,033
Interest expense	100
Miscellaneous expenses	1,240
Total Expenses	430,232
Less: Fee waivers and/or expense reimbursements (Notes 2 and 4)	(382,321)
Net Expenses	47,911
Net Investment Income	5,861
Net Realized Gain From Investment Transactions	14
Increase in Net Assets From Operations	$5,875

See Notes to Financial Statements.

Western Asset New York Tax Free Money Market Fund 2021 Semi-Annual Report	11

Statements of changes in net assets

For the Six Months Ended February 28, 2021 (unaudited) and the Year Ended August 31, 2020	2021	2020

Operations:
Net investment income	$5,861	$536,679
Net realized gain	14	—
Increase in Net Assets From Operations	5,875	536,679

Distributions to Shareholders From (Notes 1 and 5) :
Total distributable earnings	(5,861)	(536,679)
Decrease in Net Assets From Distributions to Shareholders	(5,861)	(536,679)

Fund Share Transactions (Note 6):
Net proceeds from sale of shares	71,821,662	136,497,878
Reinvestment of distributions	4,297	389,790
Cost of shares repurchased	(60,698,427)	(132,713,725)
Increase in Net Assets From Fund Share Transactions	11,127,532	4,173,943
Increase in Net Assets	11,127,546	4,173,943

Net Assets:
Beginning of period	111,980,309	107,806,366
End of period	$123,107,855	$111,980,309

See Notes to Financial Statements.

12	Western Asset New York Tax Free Money Market Fund 2021 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
Class N Shares[1]	2021[2]		2020	2019	2018	2017		2016

Net asset value, beginning of period	$1.000		$1.000	$1.000	$1.000	$1.000		$1.000

Income (loss) from operations:
Net investment income	0.000	[3]	0.004	0.008	0.004	0.001		0.000	[3]
Net realized gain (loss)	0.000	[3]	—	—	—	(0.001)		—
Total income from operations	0.000	[3]	0.004	0.008	0.004	0.000	[3]	0.000	[3]

Less distributions from:
Net investment income	(0.000)	[3]	(0.004)	(0.008)	(0.004)	(0.000)	[3]	(0.000)	[3]
Total distributions	(0.000)	[3]	(0.004)	(0.008)	(0.004)	(0.000)	[3]	(0.000)	[3]

Net asset value, end of period	$1.000		$1.000	$1.000	$1.000	$1.000		$1.000
Total return[4]	0.01%		0.42%	0.84%	0.45%	0.05%		0.02%

Net assets, end of period (000s)	$14,338		$14,700	$15,594	$21,148	$27,038		$76,131

Ratios to average net assets:
Gross expenses	1.06%[5]		1.07%	1.27%	1.14%	1.05%		0.87%
Net expenses[6,7]	0.08	[5]	0.52	0.75	0.75	0.69		0.21
Net investment income	0.01	[5]	0.42	0.83	0.44	0.06		0.02

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended February 28, 2021 (unaudited).

[3]	Amount represents less than $0.0005 per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class N shares did not exceed 0.75%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

See Notes to Financial Statements.

Western Asset New York Tax Free Money Market Fund 2021 Semi-Annual Report	13

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
Class A Shares[1]	2021[2]		2020	2019	2018	2017	2016

Net asset value, beginning of period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000

Income (loss) from operations:
Net investment income	0.000	[3]	0.005	0.010	0.006	0.002	0.000	[3]
Net realized gain (loss)	0.000	[3]	—	—	—	(0.001)	—
Total income from operations	0.000	[3]	0.005	0.010	0.006	0.001	0.000	[3]

Less distributions from:
Net investment income	(0.000)	[3]	(0.005)	(0.010)	(0.006)	(0.001)	(0.000)	[3]
Total distributions	(0.000)	[3]	(0.005)	(0.010)	(0.006)	(0.001)	(0.000)	[3]

Net asset value, end of period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000
Total return[4]	0.01%		0.51%	0.99%	0.61%	0.15%	0.02%

Net assets, end of period (000s)	$108,770		$97,280	$92,212	$91,341	$37,973	$149,993

Ratios to average net assets:
Gross expenses	0.69%[5]		0.71%	0.74%	0.77%	0.82%	0.68%
Net expenses[6,7]	0.08	[5]	0.42	0.60	0.60	0.60	0.22
Net investment income	0.01	[5]	0.50	0.98	0.63	0.15	0.02

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended February 28, 2021 (unaudited).

[3]	Amount represents less than $0.0005 per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.60%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

See Notes to Financial Statements.

14	Western Asset New York Tax Free Money Market Fund 2021 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset New York Tax Free Money Market Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Money Market Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is a retail money market fund, meaning that the Fund is only offered to accounts that are beneficially owned solely by natural persons. As a retail money market fund, the Fund tries to maintain a share price of $1.00. Under Rule 2a-7 of the 1940 Act (“Rule 2a-7”), the Fund must follow strict rules as to the credit quality, liquidity, diversification and maturity of its investments. The Fund may impose fees upon the sale of shares or temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. In accordance with Rule 2a-7, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset New York Tax Free Money Market Fund 2021 Semi-Annual Report	15

Notes to financial statements (unaudited) (cont’d)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-Term Investments†	—	$123,045,706	—	$123,045,706

†	See Schedule of Investments for additional detailed categorizations.

(b) Fund concentration. Since the Fund invests primarily in obligations of issuers within New York, it is subject to possible risks associated with economic, political, credit or legal developments or industrial or regional matters specifically affecting New York.

(c) Credit and market risk. The Fund may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets and in some cases are backed by a financial institution serving as a liquidity provider. Demand features are often issued by third party financial institutions, generally domestic and foreign banks, and by brokerage firms or insurance companies. Frequently, floating rate and variable rate obligations are secured by letters of credit or other credit support arrangements provided by banks. Accordingly, the credit quality and liquidity of the Fund’s investments may be dependent in part on the credit quality of the institutions supporting the Fund’s investments and changes in the credit quality of these institutions could cause losses to the Fund and affect its share price. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, and some may be asset-backed or mortgage-backed securities. Structured instruments are a type of derivative instrument and the payment and credit qualities of these instruments derive from the assets embedded in the structure.

(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on

16	Western Asset New York Tax Free Money Market Fund 2021 Semi-Annual Report

the accrual basis. The cost of investments sold is determined by use of the specific identification method.

(e) Distributions to shareholders. Distributions from net investment income on the shares of the Fund are declared each business day and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Share class accounting. Investment income, common expenses and realized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(g) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(h) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of August 31, 2020, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Dividends paid by the Fund from net interest received on tax-exempt money market instruments are not includable by shareholders as gross income for federal tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies, including Subchapter M, which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

(i) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Fund’s subadviser.

Western Asset New York Tax Free Money Market Fund 2021 Semi-Annual Report	17

Notes to financial statements (unaudited) (cont’d)

LMPFA and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.450%
Next $1 billion	0.425
Next $3 billion	0.400
Next $5 billion	0.375
Over $10 billion	0.350

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class N and Class A shares did not exceed 0.75% and 0.60%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

During the six months ended February 28, 2021, fees waived and/or expenses reimbursed amounted to $382,321.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC (“LMIS”) serves as the Fund’s sole and exclusive distributor. LMIS is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

The Fund is permitted to purchase or sell securities, typically short-term variable rate demand obligations, from or to certain other affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board of Trustees. The procedures have been designed to provide assurance that any purchase or sale of securities by the Fund from or to another fund or portfolio that is, or could be considered, an affiliate by virtue of having a common investment manager or subadviser (or affiliated investment manager or

18	Western Asset New York Tax Free Money Market Fund 2021 Semi-Annual Report

subadviser), common Trustees and/or common officers complies with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended February 28, 2021, such purchase and sale transactions (excluding accrued interest) were $56,860,000 and $51,590,000, respectively.

3. Derivative instruments and hedging activities

During the six months ended February 28, 2021, the Fund did not invest in derivative instruments.

4. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class N and Class A shares calculated at the annual rate of 0.25% and 0.10% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended February 28, 2021, class specific expenses were as follows:

	Service and/or Distribution Fees		Transfer Agent Fees
Class N	$18,048	†	$16,096
Class A	51,384	‡	372
Total	$69,432		$16,468

†

Amount shown is exclusive of waivers. For the six months ended February 28, 2021, the service and/or distribution fees waived amounted to $18,048 for Class N shares. The Board of Trustees has determined that, until December 31, 2021, service and/or distribution fees shall not exceed 0.13% of average daily net assets attributable to Class N shares. This arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived or reduced from time to time.

‡

Amount shown is exclusive of waivers. For the six months ended February 28, 2021, the service and/or distribution fees waived amounted to $51,384 for Class A shares. Such waivers are voluntary and may be reduced or terminated at any time.

For the six months ended February 28, 2021, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class N	$70,592
Class A	311,729
Total	$382,321

5. Distributions to shareholders by class

	Six Months Ended February 28, 2021	Year Ended August 31, 2020
Net Investment Income:
Class N	$722	$62,036
Class A	5,139	474,643
Total	$5,861	$536,679

Western Asset New York Tax Free Money Market Fund 2021 Semi-Annual Report	19

Notes to financial statements (unaudited) (cont’d)

6. Shares of beneficial interest

At February 28, 2021, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended February 28, 2021	Year Ended August 31, 2020
Class N
Shares sold	435,600	631,201
Shares issued on reinvestment	628	57,797
Shares repurchased	(798,114)	(1,583,495)
Net decrease	(361,886)	(894,497)

Class A
Shares sold	71,386,062	135,866,677
Shares issued on reinvestment	3,669	331,993
Shares repurchased	(59,900,313)	(131,130,230)
Net increase	11,489,418	5,068,440

Because the Fund has maintained a $1.00 net asset value per share from inception, the number of shares sold, shares issued on reinvestment of dividends declared, and shares repurchased is equal to the dollar amount shown in the Statements of Changes in Net Assets for the corresponding fund share transactions.

7. Deferred capital losses

As of August 31, 2020, the Fund had deferred capital losses of $3,333, which have no expiration date, that will be available to offset future taxable capital gains.

8. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (the “ASU”). The amendments in the ASU provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

9. Other matters

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not

20	Western Asset New York Tax Free Money Market Fund 2021 Semi-Annual Report

known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

***

The Fund’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. Plans are underway to phase out the use of LIBOR by the end of 2021. In December 2020, the ICE Benchmark Administration, the administrator of LIBOR, announced that it had commenced a consultation to determine whether to extend publication of certain U.S. dollar LIBOR settings (overnight and one-, three-, six- and twelve-month U.S. dollar LIBOR) to the end of June 2023. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Fund’s transactions and the financial markets generally. As such, the potential effect of a transition away from LIBOR on the Fund or the Fund’s investments cannot yet be determined.

Western Asset New York Tax Free Money Market Fund 2021 Semi-Annual Report	21

Western Asset

New York Tax Free Money Market Fund

Trustees

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson

Ronald L. Olson

Avedick B. Poladian

William E.B. Siart

Chairman

Jaynie M. Studenmund

Peter J. Taylor

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

The Bank of New York Mellon

Transfer agent

BNY Mellon Investment

Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Western Asset New York Tax Free Money Market Fund

The Fund is a separate investment series of Legg Mason Partners Money Market Trust, a Maryland statutory trust.

Western Asset New York Tax Free Money Market Fund

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) each month on Form N-MFP. The Fund’s reports on Form N-MFP are available on the SEC’s website at www.sec.gov. The Fund makes portfolio holdings available to shareholders on its website at www.leggmason.com/moneymarketfunds.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926 or 1-203-703-6002, (2) at www.leggmason.com/moneymarketfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset New York Tax Free Money Market Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2021 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law.

The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform. The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary, so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2018

Legg Mason California Consumer Privacy Act Policy

Although much of the personal information we collect is “nonpublic personal information” subject to federal law, residents of California may, in certain circumstances, have additional rights under the California Consumer Privacy Act (“CCPA”). For example, if you are a broker,

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

dealer, agent, fiduciary, or representative acting by or on behalf of, or for, the account of any other person(s) or household, or a financial advisor, or if you have otherwise provided personal information to us separate from the relationship we have with personal investors, the provisions of this Privacy Policy apply to your personal information (as defined by the CCPA).

•

In addition to the provisions of the Legg Mason Funds Security and Privacy Notice, you may have the right to know the categories and specific pieces of personal information we have collected about you.

•	You also have the right to request the deletion of the personal information collected or maintained by the Funds.

If you wish to exercise any of the rights you have in respect of your personal information, you should advise the Funds by contacting them as set forth below. The rights noted above are subject to our other legal and regulatory obligations and any exemptions under the CCPA. You may designate an authorized agent to make a rights request on your behalf, subject to the identification process described below. We do not discriminate based on requests for information related to our use of your personal information, and you have the right not to receive discriminatory treatment related to the exercise of your privacy rights.

We may request information from you in order to verify your identity or authority in making such a request. If you have appointed an authorized agent to make a request on your behalf, or you are an authorized agent making such a request (such as a power of attorney or other written permission), this process may include providing a password/passcode, a copy of government issued identification, affidavit or other applicable documentation, i.e. written permission. We may require you to verify your identity directly even when using an authorized agent, unless a power of attorney has been provided. We reserve the right to deny a request submitted by an agent if suitable and appropriate proof is not provided.

For the 12-month period prior to the date of this Privacy Policy, the Legg Mason Funds have not sold any of your personal information; nor do we have any plans to do so in the future.

Contact Information

Address: Data Privacy Officer, 100 International Dr., Baltimore, MD 21202

Email: DataProtectionOfficer@franklintempleton.com

Phone: 1-800-396-4748

Revised October 2020

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2021 Legg Mason Investor Services, LLC Member FINRA, SIPC

FDXX010871 4/21 SR21-4109

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control                over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a)  (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section  906 of the Sarbanes-Oxley Act of 2002 attached hereto. Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Money Market Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	April 20, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	April 20, 2021

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	April 20, 2021